                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03870

Morgan Stanley U.S. Government Securities Trust
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
       (Address of principal executive offices)               (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: December 31, 2003

Date of reporting period: June 30, 2003

Item 1. Report to Stockholders

Welcome, Shareholder:

In this report, you'll learn about how your investment in Morgan Stanley U.S. Government Securities Trust performed during the semiannual period. The portfolio management team will provide an overview of the market climate, and discuss some of the factors that helped or hindered performance during the reporting period. In addition, this report includes the Fund's financial statements and a list of Fund investments, as well as other information.

This material must be preceded or accompanied by a prospectus for the fund being offered. Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk. which is the possibility that the market values of securities owned by the Fund will decline and, therefore, the value of the Fund shares may be less than what you paid for them. Accordingly you can lose money investing in this Fund.

Fund Report
For the six-month period ended June 30, 2003

Total Return for the Six Months Ended June 30, 2003

Class A	Class B	Class C	Class D	Lehman U.S. Government Index[1]	Lipper General U.S. Government Funds Index[2]
2.13%	2.06%	1.93%	2.20%	3.63%	2.53%

The performance of the Fund's four share classes varies because each has different expenses. The total return figures shown assume the reinvestment of all distributions, but do not reflect the deduction of any applicable sales charges. If sales charges were included, returns would be lower. Past performance is no guarantee of future results. See Performance Summary for standardized performance information.

Market Conditions

The six-month period ended June 30, 2003 was a remarkable time for the fixed-income markets. During that period, the Federal Reserve Bank (the "Fed") cut the federal funds rate by 25 basis points to a scant 1 percent. Moreover, the Fed indicated in the announcement following its May 6 meeting that its policy focus had shifted to taking whatever steps it deemed necessary to restore the U.S. economy to a more solid growth trajectory and to attempt to avoid the possibility (however slim) of deflation. Benchmark U.S. Treasury rates fell to levels not seen in 45 years.

Prior to the beginning of the period, already slow growth showed even greater softness as geopolitical concerns took their toll. While the Fed's stance did raise expectations for a more meaningful turn in the economic cycle, economic data remained lackluster during the first six months of 2003. There was, however, some improvement in the data and in confidence after the war in Iraq drew to a close.

Falling interest rates had a substantial impact on GNMA and other mortgage-backed securities. Homeowners were aggressive in their efforts to capitalize on lower refinancing costs, and prepayments reached record levels. As a result, mortgage-backed securities, and especially higher-coupon mortgages, lagged the benchmark Treasury market.

Performance Analysis

The Fund underperformed its benchmark, the Lehman Brothers U.S. Government Index, due to its conservative portfolio structure. With rates at historically low levels, our analysis indicated that the Treasury yield curve appeared to be priced as if the U.S. economy would remain well below full employment level for five years, and somewhat below full employment for a decade. We believed this assessment to be unduly pessimistic in light of the potential for the economy's return to positive growth. Given that such a return would be likely to result in interest rates rising, we kept the Fund's interest-rate sensitivity below that of its benchmark, which caused it to lag as interest rates fell.

Given our economic expectations, we also thought it prudent to shift the Fund's holdings in the mortgage sector into securities with higher coupons that are priced for faster prepayment speeds than our models suggest are likely to occur. This action was a drag on the Fund's relative returns during the period as market participants' expectations for even faster prepayments caused the prices of these securities to fall.

PORTFOLIO COMPOSITION
Short Term	32.78%
U.S. Treasuries	31.32
Mortgage-Backed Securities	29.07
U.S. Government Agencies	6.83

Subject to change daily. All percentages are as a percentage of total investments. Provided for informational purposes only and should not be deemed as a recommendation to buy the securities mentioned. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

Investment Strategy

The Fund invests all of its assets in securities backed by the full faith and credit of the U.S. government. While the Fund's investments are obligations of the U.S. government, the U.S. government does not guarantee the value of the Fund's shares.

Special Meeting of Shareholders

On April 22, 2003, a special meeting of the Fund's shareholders was held for the purpose of approving amendments to the Fund's Investment Restrictions to enable the Fund to invest in financial futures contracts and related options thereon. The results were as follows:

For	231,094,786
Against	21,157,759
Abstain	23,707,283

Performance Summary

Average Annual Total Returns — Period Ended June 30, 2003

	Class A Shares* (since 07/28/97)		Class B Shares** (since 06/29/84)		Class C Shares† (since 07/28/97)		Class D Shares†† (since 07/28/97)
Symbol	USGAX		USGBX		USGCX		USGDX
1 Year	8.22%	[3]	7.95	% [3]	7.69%	[3]	8.42%	[3]
	3.62%	[4]	2.95	% [4]	6.69%	[4]
5 Years	6.72%	[3]	6.49	% [3]	6.16%	[3]	6.90%	[3]
	5.80%	[4]	6.18	% [4]	6.16%	[4]
10 Years			6.12	% [3]
			6.12	% [4]
Since Inception	6.87%	[3]	7.73	% [3]	6.44%	[3]	7.11%	[3]
	6.09%	[4]	7.73	% [4]	6.44%	[4]

Past performance is not predictive of future returns. Investment return and principal value will fluctuate. When you sell fund shares, they may be worth less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance for Class A, Class B, Class C, and Class D shares will vary due to differences in sales charges and expenses.

Notes on Performance

(1)	The Lehman Brothers U.S. Government Index is a broad-based measure of all U.S. government and Treasury securities. Indexes are unmanaged and their returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.
(2)	The Lipper General U.S. Government Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper General U.S. Government Funds classification. The Index is adjusted for capital gains distributions and income dividends. There are currently 30 funds represented in this Index. Indexes are unmanaged and their returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.
(3)	Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.
(4)	Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.
*	The maximum front-end sales charge for Class A is 4.25%.
**	The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years.
†	The maximum CDSC for Class C is 1% for shares redeemed within one year of purchase.
††	Class D has no sales charge.

Morgan Stanley U.S. Government Securities Trust

Portfolio of Investments June 30, 2003 (unaudited)

PRINCIPAL AMOUNT IN THOUSANDS	DESCRIPTION AND MATURITY DATE	COUPON RATE	VALUE
	Mortgage-Backed Securities (31.3%)
	Government National Mortgage Assoc. I (30.8%)
$310,000	*	5.50%	$321,796,900
100,000	*	6.00	104,750,000
65,503	02/15/28–03/15/29	6.00	68,696,534
371,982	10/15/22–07/15/31	6.50	390,581,323
289,614	04/15/17–03/15/27	7.00	305,905,112
120,681	01/15/06–10/15/31	7.50	128,223,094
38,379	10/15/16–09/15/31	8.00	41,389,723
48,897	07/15/06–04/15/25	8.50	52,672,200
37,244	10/15/08–08/15/21	9.00	41,510,475
23,373	10/15/09–12/15/20	9.50	26,314,561
28,143	11/15/09–11/15/20	10.00	32,339,362
111	05/15/10–06/15/15	12.50	131,796
			1,514,311,080
	Government National Mortgage Assoc. II (0.5%)
10,721	01/20/24–02/20/24	6.50	11,200,352
12,886	03/20/26–07/20/29	7.00	13,553,874
			24,754,226
	Government National Mortgage Assoc. GPM I (0.0%)
1,214	08/15/13–07/15/15	12.25	1,435,232
	Total Mortgage-Backed Securities (Cost $1,473,867,224)		1,540,500,538
	U.S. Government Obligations (33.7%)
	U.S. Treasury Bonds (17.9%)
151,500	08/15/27	6.375	189,783,292
174,500	02/15/27	6.625	224,580,104
236,000	02/15/25	7.625	335,553,296
87,225	08/15/20	8.75	133,573,487
			883,490,179
	U.S. Treasury Notes (14.4%)
155,000	11/15/06	3.50	163,385,810
206,350	02/15/05	7.50	227,242,938
285,000	11/15/04	7.875	311,039,595
4,750	02/15/15	11.25	8,094,295
			709,762,638

See Notes to Financial Statements

Morgan Stanley U.S. Government Securities Trust

Portfolio of Investments June 30, 2003 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS	DESCRIPTION AND MATURITY DATE	COUPON RATE	VALUE
	U.S. Treasury Strips (1.4%)
$40,000	08/15/10	0.00%	$31,882,960
45,000	02/15/11	0.00	34,854,570
			66,737,530
	Total U.S. Government Obligations (Cost $1,580,482,370)		1,659,990,347
	U.S. Government Agencies (7.3%)
	Housing Urban Development Ser 99-A (0.8%)
18,800	08/01/10	6.06	21,048,104
15,290	08/01/11	6.16	17,255,988
			38,304,092
	Resolution Funding Corp. Zero Coupon Strips (6.5%)
46,000	07/15/03	0.00	45,976,402
69,000	10/15/03	0.00	68,765,262
74,000	10/15/08	0.00	64,014,662
138,134	01/15/12	0.00	100,540,556
61,607	04/15/12	0.00	44,134,207
			323,431,089
	Total U.S. Government Agencies (Cost $334,521,507)		361,735,181
	Short-Term Investments (a) (35.3%)
	U.S. Treasury Bills
102,100	09/18/03	0.79	101,922,998
3,200	10/09/03	0.795	3,192,933
200,000	07/10/03	0.89	199,955,500
80,600	07/10/03	0.90	80,581,865
100,000	07/10/03	0.92	99,977,000
277,000	08/14/03	1.015	276,656,366
8,000	08/21/03	1.035	7,988,270
39,200	08/07/03	1.075	39,156,690
35,000	08/07/03	1.085	34,960,970
169,600	08/21/03–08/28/03	1.095	169,317,746
74,000	08/21/03	1.10	73,884,683
43,900	08/07/03	1.135	43,848,789
1,300	07/10/03	1.145	1,299,628
1,500	07/24/03	1.15	1,498,898

See Notes to Financial Statements

Morgan Stanley U.S. Government Securities Trust

Portfolio of Investments June 30, 2003 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS	DESCRIPTION AND MATURITY DATE	COUPON RATE	VALUE
$144,300	07/03/03–08/14/03	1.155%	$144,164,525
154,000	07/24/03	1.16	153,885,869
100,000	10/09/03	1.175	99,673,611
25,400	07/17/03	1.185	25,386,623
180,000	07/17/03	1.21	179,903,200
	Total Short-Term Investments (Cost $1,737,256,164)		1,737,256,164
	Total Investments (Cost $5,126,127,265) (b) (c)	107.6%	5,299,482,230
	Liabilities in Excess of Other Assets	(7.6)	(376,496,822)
	Net Assets	100.0%	$4,922,985,408

GPM	Graduated Payment Mortgage.
*	Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date; the actual principal amount and maturity date will be determined upon settlement.
(a)	Purchased on a discount basis. The interest rates shown have been adjusted to reflect a money market equivalent yield.
(b)	Securities have been designated as collateral in an amount equal to $426,546,900 in connection with securities purchased on a forward commitment basis.
(c)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The gross and net unrealized appreciation is $173,354,965.

See Notes to Financial Statements

Morgan Stanley U.S. Government Securities Trust

Financial Statements

Statement of Assets and Liabilities

June 30, 2003 (unaudited)

Assets:
Investments in securities, at value (cost $5,126,127,265)	$5,299,482,230
Cash	1,629,265
Receivable for:
Interest	35,614,865
Investments sold	21,889,723
Shares of beneficial interest sold	4,911,682
Prepaid expenses and other assets	1,719,198
Total Assets	5,365,246,963
Liabilities:
Payable for:
Investments purchased	429,174,271
Shares of beneficial interest redeemed	6,011,510
Distribution fee	2,853,499
Dividends and distributions to shareholders	1,970,327
Investment management fee	1,844,471
Accrued expenses and other payables	407,477
Total Liabilities	442,261,555
Net Assets	$4,922,985,408
Composition of Net Assets:
Paid-in-capital	$4,863,067,421
Net unrealized appreciation	173,354,965
Dividends in excess of net investment income	(28,093,312)
Accumulated net realized loss	(85,343,666)
Net Assets	$4,922,985,408
Class A Shares:
Net Assets	$270,070,156
Shares Outstanding (unlimited authorized, $.01 par value)	28,630,256
Net Asset Value Per Share	$9.43
Maximum Offering Price Per Share, (net asset value plus 4.44% of net asset value)	$9.85
Class B Shares:
Net Assets	$4,189,232,907
Shares Outstanding (unlimited authorized, $.01 par value)	443,160,918
Net Asset Value Per Share	$9.45
Class C Shares:
Net Assets	$132,828,328
Shares Outstanding (unlimited authorized, $.01 par value)	13,955,629
Net Asset Value Per Share	$9.52
Class D Shares:
Net Assets	$330,854,017
Shares Outstanding (unlimited authorized, $.01 par value)	35,043,269
Net Asset Value Per Share	$9.44

See Notes to Financial Statements

Morgan Stanley U.S. Government Securities Trust

Financial Statements continued

Statement of Operations

For the six months ended June 30, 2003 (unaudited)

Net Investment Income:
Interest Income	$97,607,744
Expenses
Distribution fee (Class A shares)	164,287
Distribution fee (Class B shares)	16,157,140
Distribution fee (Class C shares)	497,796
Investment management fee	10,888,922
Transfer agent fees and expenses	2,181,860
Custodian fees	382,638
Shareholder reports and notices	90,674
Registration fees	58,389
Professional fees	26,459
Trustees' fees and expenses	11,426
Other	178,648
Total Expenses	30,638,239
Less: distribution fee rebate (Class B shares)	(10,140,640)
Net Expenses	20,497,599
Net Investment Income	77,110,145
Net Realized and Unrealized Gain (Loss):
Net realized gain	39,781,494
Net change in unrealized appreciation	(8,955,103)
Net Gain	30,826,391
Net Increase	$107,936,536

See Notes to Financial Statements

Morgan Stanley U.S. Government Securities Trust

Financial Statements continued

Statement of Changes in Net Assets

	FOR THE SIX MONTHS ENDED JUNE 30, 2003	FOR THE YEAR ENDED DECEMBER 31, 2002
	(unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net investment income	$77,110,145	$201,556,647
Net realized gain	39,781,494	112,542,103
Net change in unrealized appreciation	(8,955,103)	126,519,788
Net Increase	107,936,536	440,618,538
Dividends to Shareholders from Net Investment Income:
Class A shares	(4,967,188)	(8,662,841)
Class B shares	(81,189,801)	(200,811,470)
Class C shares	(2,176,955)	(4,001,567)
Class D shares	(6,399,944)	(10,153,806)
Total Dividends	(94,733,888)	(223,629,684)
Net increase (decrease) from transactions in shares of beneficial interest	(205,608,960)	547,928,025
Net Increase (Decrease)	(192,406,312)	764,916,879
Net Assets:
Beginning of period	5,115,391,720	4,350,474,841
End of Period (Including dividends in excess of net investment income of $28,093,312 and $10,469,569, respectively)	$4,922,985,408	$5,115,391,720

See Notes to Financial Statements

Morgan Stanley U.S. Government Securities Trust

Notes to Financial Statements June 30, 2003 (unaudited)

1.   Organization and Accounting Policies

Morgan Stanley U.S. Government Securities Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is high current income consistent with safety of principal. The Fund seeks to achieve its objective by investing in obligations issued or guaranteed by the U.S. Government or its instrumentalities. The Fund was organized as a Massachusetts business trust on September 29, 1983 and commenced operations on June 29, 1984. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The following is a summary of significant accounting policies:

A.   Valuation of Investments — (1) portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price; (2) when market quotations are not readily available or Morgan Stanley Investment Advisors Inc. (the "Investment Manager") determines that the market quotations are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees; (3) certain portfolio securities may be valued by an outside pricing service approved by the Fund's Trustees; and (4) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B.   Accounting for Investments — Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C.   Multiple Class Allocations — Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D.   Federal Income Tax Policy — It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its

Morgan Stanley U.S. Government Securities Trust

Notes to Financial Statements June 30, 2003 (unaudited) continued

taxable income to its shareholders. Accordingly, no federal income tax provision is required.

E.   Dividends and Distributions to Shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

F.   Use of Estimates — The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2.   Investment Management Agreement

Pursuant to an Investment Management Agreement with the Investment Manager, the Fund pays a management fee, accrued daily and payable monthly, by applying the following annual rates to the Fund's net assets determined at the close of each business day: 0.50% to the portion of daily net assets not exceeding $1 billion; 0.475% to the portion of daily net assets exceeding $1 billion but not exceeding $1.5 billion; 0.45% to the portion of daily net assets exceeding $1.5 billion but not exceeding $2 billion; 0.425% to the portion of daily net assets exceeding $2 billion but not exceeding $2.5 billion; 0.40% to the portion of daily net assets exceeding $2.5 billion but not exceeding $5 billion; 0.375% to the portion of daily net assets exceeding $5 billion but not exceeding $7.5 billion; 0.35% to the portion of daily net assets exceeding $7.5 billion but not exceeding $10 billion; 0.325% to the portion of daily net assets exceeding $10 billion but not exceeding $12.5 billion; and 0.30% to the portion of daily net assets exceeding $12.5 billion.

3.   Plan of Distribution

Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A – up to 0.25% of the average daily net assets of Class A; (ii) Class B – 0.75% (0.65% on amounts over $10 billion) of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since the inception of the Fund (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of

Morgan Stanley U.S. Government Securities Trust

Notes to Financial Statements June 30, 2003 (unaudited) continued

the Class B shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B; and (iii) Class C – up to 0.75% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that there were no excess expenses at June 30, 2003.

For the six months ended June 30, 2003, the Distributor rebated a portion of the distribution fees paid by the Fund on Class B shares in the amount of $10,140,640.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 0.75% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the six months ended June 30, 2003, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.13% and 0.75%, respectively.

The Distributor has informed the Fund that for the six months ended June 30, 2003, it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares, Class B shares and Class C shares of $22,834, $2,453,830 and $67,445, respectively and received $662,172 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4.   Security Transactions and Transactions with Affiliates

The costs of purchases and proceeds from sales/prepayments of portfolio securities, excluding short-term investments, for the six months ended June 30, 2003 were $3,085,246,869 and $3,546,596,288, respectively.

Morgan Stanley Trust, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At June 30, 2003, the Fund had transfer agent fees and expenses payable of approximately $26,000.

The Fund has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of

Morgan Stanley U.S. Government Securities Trust

Notes to Financial Statements June 30, 2003 (unaudited) continued

retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the six months ended June 30, 2003 included in Trustees' fees and expenses in the Statement of Operations amounted to $3,632. At June 30, 2003, the Fund had an accrued pension liability of $59,391 which is included in accrued expenses in the Statement of Assets and Liabilities.

5.   Federal Income Tax Status

At December 31, 2002, the Fund had a net capital loss carryover of approximately $125,125,000, which may be used to offset future capital gains to the extent provided by regulations, which is available through December 31 of the following years:

AMOUNT IN THOUSANDS
2003	2004	2005	2006	2007
$63,667	$49,153	$3,006	$2,711	$6,588

At December 31, 2002, the Fund had temporary book/tax differences primarily attributable to book amortization of premiums on debt securities.

Morgan Stanley U.S. Government Securities Trust

Notes to Financial Statements June 30, 2003 (unaudited) continued

6.   Shares of Beneficial Interest

Transactions in shares of beneficial interest were as follows:

	FOR THE SIX MONTHS ENDED JUNE 30, 2003		FOR THE YEAR ENDED DECEMBER 31, 2002
	(unaudited)
	SHARES	AMOUNT	SHARES	AMOUNT
CLASS A SHARES
Sold	20,602,517	$194,025,543	37,278,528	$343,201,691
Reinvestment of dividends	409,116	3,846,963	728,176	6,688,504
Redeemed	(17,442,562)	(164,210,188)	(26,612,726)	(245,296,636)
Net increase – Class A	3,569,071	33,662,318	11,393,978	104,593,559
CLASS B SHARES
Sold	28,091,715	264,709,233	115,853,848	1,066,594,060
Reinvestment of dividends	4,985,270	46,967,759	12,580,271	115,384,334
Redeemed	(60,963,597)	(574,781,856)	(104,445,896)	(960,901,268)
Net increase (decrease) – Class B	(27,886,612)	(263,104,864)	23,988,223	221,077,126
CLASS C SHARES
Sold	3,171,875	30,084,080	14,187,046	131,278,119
Reinvestment of dividends	153,089	1,452,178	292,665	2,712,560
Redeemed	(3,013,864)	(28,596,024)	(7,854,069)	(72,484,472)
Net increase – Class C	311,100	2,940,234	6,625,642	61,506,207
CLASS D SHARES
Sold	12,858,978	121,015,642	30,513,611	281,767,152
Reinvestment of dividends	416,419	3,919,101	715,931	6,585,942
Redeemed	(11,060,110)	(104,041,391)	(13,818,790)	(127,601,961)
Net increase – Class D	2,215,287	20,893,352	17,410,752	160,751,133
Net increase (decrease) in Fund	(21,791,154)	$(205,608,960)	59,418,595	$547,928,025

Morgan Stanley U.S. Government Securities Trust

Financial Highlights

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

	FOR THE SIX MONTHS ENDED JUNE 30, 2003		FOR THE YEAR ENDED DECEMBER 31,
			2002	2001	2000	1999	1998
	(unaudited)
Class A Shares
Selected Per Share Data:
Net asset value, beginning of period	$9.41		$8.99	$8.94	$8.58	$9.18	$9.09
Income (loss) from investment operations:
Net investment income	0.15		0.43	0.51	0.56	0.58	0.59
Net realized and unrealized gain (loss)	0.05		0.45	0.07	0.36	(0.60)	0.09
Total income (loss) from investment operations	0.20		0.88	0.58	0.92	(0.02)	0.68
Less dividends from net investment income	(0.18)		(0.46)	(0.53)	(0.56)	(0.58)	(0.59)
Net asset value, end of period	$9.43		$9.41	$8.99	$8.94	$8.58	$9.18
Total Return†	2.13	% (1)	10.07%	6.66%	11.18%	(0.26)%	7.70%
Ratios to Average Net Assets(3):
Expenses	0.68	% (2)	0.75%	0.73%	0.77%	0.70%	0.76%
Net investment income	3.21	% (2)	4.50%	5.65%	5.81%	6.50%	6.45%
Supplemental Data:
Net assets, end of period, in thousands	$270,070		$235,787	$122,863	$99,750	$70,881	$58,538
Portfolio turnover rate	83	% (1)	85%	73%	19%	11%	14%

†	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)	Not annualized.
(2)	Annualized.
(3)	Reflects overall Fund ratios for investment income and non-class specific expenses.

See Notes to Financial Statements

Morgan Stanley U.S. Government Securities Trust

Financial Highlights continued

	FOR THE SIX MONTHS ENDED JUNE 30, 2003		FOR THE YEAR ENDED DECEMBER 31,
			2002		2001		2000		1999		1998
	(unaudited)
Class B Shares
Selected Per Share Data:
Net asset value, beginning of period	$9.43		$9.00		$8.95		$8.59		$9.20		$9.10
Income (loss) from investment operations:
Net investment income	0.14		0.40		0.48		0.57		0.55		0.54
Net realized and unrealized gain (loss)	0.06		0.46		0.07		0.36		(0.61)		0.10
Total income (loss) from investment operations	0.20		0.86		0.55		0.93		(0.06)		0.64
Less dividends from net investment income	(0.18)		(0.43)		(0.50)		(0.57)		(0.55)		(0.54)
Net asset value, end of period	$9.45		$9.43		$9.00		$8.95		$8.59		$9.20
Total Return†	2.06	% (1)	9.91%		6.29%		11.23%		(0.65)%		7.27%
Ratios to Average Net Assets(3):
Expenses	0.83	% (2)(4)	1.00	% (4)	1.07	% (4)	0.72	% (4)	1.02	%(4)	1.27%
Net investment income	3.06	% (2)(4)	4.25	% (4)	5.30	% (4)	5.86	% (4)	6.18	%(4)	5.94%
Supplemental Data:
Net assets, end of period, in millions	$4,189		$4,441		$4,025		$3,745		$4,145		$4,996
Portfolio turnover rate	83	% (1)	85%		73%		19%		11%		14%

†	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)	Not annualized.
(2)	Annualized.
(3)	Reflects overall Fund ratios for investment income and non-class specific expenses.
(4)	If the Distributor had not rebated a portion of its fees to the Fund, the expense and net investment income ratios would have been as follows:

PERIOD ENDING	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
June 30, 2003	1.30%	2.59%
December 31, 2002	1.29	3.96
December 31, 2001	1.29	5.08
December 31, 2000	1.29	5.29
December 31, 1999	1.29	5.91

See Notes to Financial Statements

Morgan Stanley U.S. Government Securities Trust

Financial Highlights continued

	FOR THE SIX MONTHS ENDED JUNE 30, 2003		FOR THE YEAR ENDED DECEMBER 31,
			2002	2001	2000	1999	1998
	(unaudited)
Class C Shares
Selected Per Share Data:
Net asset value, beginning of period	$9.49		$9.07	$9.02	$8.65	$9.26	$9.17
Income (loss) from investment operations:
Net investment income	0.12		0.38	0.46	0.52	0.53	0.55
Net realized and unrealized gain (loss)	0.07		0.45	0.07	0.37	(0.61)	0.09
Total income (loss) from investment operations	0.19		0.83	0.53	0.89	(0.08)	0.64
Less dividends from net investment income	(0.16)		(0.41)	(0.48)	(0.52)	(0.53)	(0.55)
Net asset value, end of period	$9.52		$9.49	$9.07	$9.02	$8.65	$9.26
Total Return†	1.93	% (1)	9.42%	6.03%	10.70%	(0.90)%	7.14%
Ratios to Average Net Assets(3):
Expenses	1.30	% (2)	1.29%	1.29%	1.29%	1.29%	1.27%
Net investment income	2.59	% (2)	3.96%	5.08%	5.29%	5.91%	5.94%
Supplemental Data:
Net assets, end of period, in thousands	$132,828		$129,515	$63,646	$27,445	$22,004	$17,087
Portfolio turnover rate	83	% (1)	85%	73%	19%	11%	14%

†	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)	Not annualized.
(2)	Annualized.
(3)	Reflects overall Fund ratios for investment income and non-class specific expenses.

See Notes to Financial Statements

Morgan Stanley U.S. Government Securities Trust

Financial Highlights continued

	FOR THE SIX MONTHS ENDED JUNE 30, 2003		FOR THE YEAR ENDED DECEMBER 31,
			2002	2001	2000	1999	1998
	(unaudited)
Class D Shares
Selected Per Share Data:
Net asset value, beginning of period	$9.42		$8.99	$8.95	$8.58	$9.18	$9.11
Income (loss) from investment operations:
Net investment income	0.15		0.45	0.53	0.58	0.59	0.61
Net realized and unrealized gain (loss)	0.06		0.46	0.06	0.37	(0.60)	0.07
Total income (loss) from investment operations	0.21		0.91	0.59	0.95	(0.01)	0.68
Less dividends from net investment income	(0.19)		(0.48)	(0.55)	(0.58)	(0.59)	(0.61)
Net asset value, end of period	$9.44		$9.42	$8.99	$8.95	$8.58	$9.18
Total Return†	2.20	% (1)	10.41%	6.85%	11.43%	(0.10)%	7.72%
Ratios to Average Net Assets(3):
Expenses	0.55	% (2)	0.54%	0.54%	0.54%	0.54%	0.52%
Net investment income	3.34	% (2)	4.71%	5.83%	6.04%	6.66%	6.69%
Supplemental Data:
Net assets, end of period, in thousands	$330,854		$309,109	$138,669	$93,446	$30,315	$20,392
Portfolio turnover rate	83	% (1)	85%	73%	19%	11%	14%

†	Calculated based on the net asset value as of the last business day of the period.
(1)	Not annualized.
(2)	Annualized.
(3)	Reflects overall Fund ratios for investment income and non-class specific expenses.

Trustees

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael E. Nugent
Philip J. Purcell
Fergus Reid

Officers

Charles A. Fiumefreddo
Chairman of the Board

Mitchell M. Merin
President

Ronald E. Robison
Executive Vice President and Principal Executive Officer

Barry Fink
Vice President and General Counsel

Joseph J. McAlinden
Vice President

Stefanie V. Chang
Vice President

Francis Smith
Treasurer and Chief Financial Officer

Thomas F. Caloia
Vice President

Mary E. Mullin
Secretary

Transfer Agent

Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

Independent Auditors

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

Investment Manager

Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Distributors Inc., member NASD.

© 2003 Morgan Stanley

37965RPT-11730G03-AP-7/03	INTERMEDIATE GOVERNMENT
Morgan Stanley U.S. Government Securities Trust Semiannual Report June 30, 2003

Item 9 - Controls and Procedures

     The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

     There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation.

Item 10b Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

Items 2 - 8 and Item 10a are not applicable

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley U.S. Government Securities Trust
Ronald E. Robison
Principal Executive Officer
August 19, 2003

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Ronald E. Robison
Principal Executive Officer
August 19, 2003

Francis Smith
Principal Financial Officer
August 19, 2003

                                       2

                                                                      EXHIBIT B1

                  CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER

                                 CERTIFICATIONS

I, Ronald E. Robison, certify that:

     1.   I have reviewed this report on Form N-CSR of Morgan Stanley U.S.
          Government Securities Trust,

     2.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

     3.   Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

     4.   The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) for the registrant and have:

     a)   designed such disclosure controls and procedures to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     b)   evaluated the effectiveness of the registrant's disclosure controls and procedures as of a date within 90 days prior to the filing date of this report (the "Evaluation Date"); and

     c)   presented in this report our conclusions about the effectiveness of the disclosure controls and procedures based on our evaluation as of the Evaluation Date;

                                       3

     5.   The registrant's other certifying officers and I have disclosed, based on our most recent evaluation, to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     a)   all significant deficiencies in the design or operation of internal controls which could adversely affect the registrant's ability to record, process, summarize, and report financial data and have identified for the registrant's auditors any material weaknesses in internal controls; and

     b)   any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls; and

     6.   The registrant's other certifying officers and I have indicated in this report whether or not there were significant changes in internal controls or in other factors that could significantly affect internal controls subsequent to the date of our most recent evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Date: August 19, 2003

                                               Ronald E. Robison

                                               Principal Executive Officer

                                       4

                                                                      EXHIBIT B2

                  CERTIFICATION OF PRINCIPAL FINANCIAL OFFICER

                                 CERTIFICATIONS

I, Francis Smith, certify that:

     1.   I have reviewed this report on Form N-CSR of Morgan Stanley U.S.
          Government Securities Trust;

     2.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

     3.   Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

     4.   The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) for the registrant and have:

     (i)  designed such disclosure controls and procedures to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (ii) evaluated the effectiveness of the registrant's disclosure controls and procedures as of a date within 90 days prior to the filing date of this report (the "Evaluation Date"); and

    (iii) presented in this report our conclusions about the effectiveness of the disclosure controls and procedures based on our evaluation as of the Evaluation Date;

     5.   The registrant's other certifying officers and I have disclosed, based on our most recent evaluation, to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

                                       5

     a)   all significant deficiencies in the design or operation of internal controls which could adversely affect the registrant's ability to record, process, summarize, and report financial data and have identified for the registrant's auditors any material weaknesses in internal controls; and

     b)   any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls; and

     6.   The registrant's other certifying officers and I have indicated in this report whether or not there were significant changes in internal controls or in other factors that could significantly affect internal controls subsequent to the date of our most recent evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Date: August 19, 2003

                                               Francis Smith

                                               Principal Financial Officer

                                       6

                            SECTION 906 CERTIFICATION

                Certification Pursuant to 18 U.S.C. Section 1350,
                             As Adopted Pursuant to
                  Section 906 of the Sarbanes-Oxley Act of 2002

Morgan Stanley U.S. Government Securities Trust

     In connection with the Report on Form N-CSR (the "Report") of the above-named issuer for the period ended June 30, 2003 that is accompanied by this certification, the undersigned hereby certifies that:

1.   The Report fully complies with the requirements of Section 13(a) or 15(d)
     of the Securities Exchange Act of 1934; and

2.   The information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Issuer.

Date: August 19, 2003                                 Ronald E. Robison
                                                 Principal Executive Officer

A signed original of this written statement required by Section 906 has been provided to Morgan Stanley U.S. Government Securities Trust will be retained by
Morgan Stanley U.S. Government Securities Trust and furnished to the Securities and Exchange Commission or its staff upon request.

                                       7

                            SECTION 906 CERTIFICATION

                Certification Pursuant to 18 U.S.C. Section 1350,
                             As Adopted Pursuant to
                  Section 906 of the Sarbanes-Oxley Act of 2002

Morgan Stanley U.S. Government Securities Trust

     In connection with the Report on Form N-CSR (the "Report") of the above-named issuer for the period ended June 30, 2003 that is accompanied by this certification, the undersigned hereby certifies that:

1.   The Report fully complies with the requirements of Section 13(a) or 15(d)
     of the Securities Exchange Act of 1934; and

2.   The information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Issuer.

Date: August 19, 2003                                     Francis Smith
                                                  Principal Financial Officer

A signed original of this written statement required by Section 906 has been provided to Morgan Stanley U.S. Government Securities Trust and will be retained by Morgan Stanley U.S. Government Securities Trust and furnished to the
Securities and Exchange Commission or its staff upon request.

                                       8